Stock-based compensation	12 Months Ended
Mar. 31, 2012
Stock-based compensation
20.	Stock-based compensation

2002 Stock Option Plan

In January 2002 the Company’s Board of Directors approved the 2002 Stock Option Plan (“2002 plan”), which provides for the grant of stock options to the Company’s employees. Unless terminated sooner, a grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 280,000 of the Company’s equity shares were reserved pursuant to 2002 plan.

Under the terms of the 2002 plan, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one ADS at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant.

A summary of option activity under the 2002 ESOP plan as of March 31, 2012, and changes during the year then ended is presented below:

Options	Number of Options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2011	62,375	4.91
Granted	10,500	22.06
Exercised	55,125	4.41

Outstanding as at March 31, 2012	17,750	16.61	6.2	36,250

Exercisable as at March 31, 2012	7,250	8.71	1.7	36,250

The total grant date fair value of stock options vested during the year ended March 31, 2010, 2011 and 2012 was US$ Nil.

The weighted average grant date fair value of options granted during the year ended March 31, 2012 was US$14.98. There were no options granted during the years ended March 31, 2010 and 2011. The total intrinsic value of the options exercised during the year ended March 31, 2012 was US$912,558. There were no options exercised during the years ended March 31, 2010 and 2011.

Cash received from option exercises under the 2002 Stock Option Plan for the year ended March 31, 2012 was US$243,234.

As of March 31, 2012, there was US$84,139 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted average period of 3.3 years. To the extent the forfeiture rate is different from what we have anticipated, stock-based compensation related to these awards will be different from our expectations.

2004 Stock Option Plan

In June 2004, the Company’s Board of Directors approved the 2004 Stock Option Plan (“2004 plan”), which provide for the grant of stock options to the Company’s employees. Unless terminated sooner, the grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 358,000 of the Company’s equity shares were reserved pursuant to 2004 plan.

Under the terms of the 2004 plan, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one ADS at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant.

A summary of option activity under the 2004 ESOP plan as of March 31, 2012, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2011	240,740	10.33
Exercised	99,503	9.17
Forfeited	5,750	5.16

Outstanding as at March 31, 2012	135,487	11.40	4.6	567,841

Exercisable as at March 31, 2012	98,987	13.69	3.6	259,051

The total grant date fair value of stock options vested during the year ended March 31, 2010, 2011 and 2012 was US$ 98,325, US$ 146,602 and US$705,890, respectively.

The weighted average grant date fair value of options granted during the year ended March 31, 2010 was US$2.97. There were no options granted during the years ended March 31, 2011 and 2012. The total intrinsic value of the options exercised during the year ended March 31, 2012 was US$1,230,857. There were no options exercised during the years ended March 31, 2010 and 2011.

Cash received from option exercises under the 2004 Stock Option Plan for the year ended March 31, 2012 was US$912,310.

As of March 31, 2012, there was US$66,269 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted average period of 1.3 years. To the extent the forfeiture rate is different from what we have anticipated, stock-based compensation related to these awards will be different from our expectations.

2006 Stock Option Plan

The 2006 Stock Option Plan (“2006 ESOP”) consists of two plans, namely the ADR Linked Employee Stock Option Plan-2006 and Employee Stock Option Plan-2006 which is linked to the shares of the Company. These plans were adopted and approved by the Compensation committee on June 20, 2006 in accordance with the approval granted by shareholders on March 31, 2006. Unless terminated sooner, the grant under this plan will terminate automatically after expiry of 10 years from the date of issue of such grant. A total of 485,000 equity shares were approved for issuance under both the plans.

Under the terms of the 2006 plans, the board or a committee or a sub-committee of the board will determine and authorize the grant of options to eligible employees. Such options vest at the rate of 20%—25% on each successive anniversary of the grant date, until fully vested. Each option grant carries with it the right to purchase Company’s one equity share / ADS depending on the plan to which the option relates at the exercise price during the exercise period, which expires ten years from the date of grant. The exercise price for the ADR Linked Employee Stock Option Plan-2006 is determined by the board (or a committee or a sub-committee of the board) and shall be no more than 110% of the fair market value of ADS and no less than 50% of the fair market value of ADS on the date of the grant. The exercise price for the Employee Stock Option Plan-2006 is also determined by the board (or a committee or a sub-committee of the board) and shall not be less than the face value of equity shares.

A summary of option activity under the 2006 ESOP plan as of March 31, 2012, and changes during the year then ended is presented below:

Options	Number of options (in terms of shares)	Weighted average exercise price	Weighted average remaining contractual term (year)	Aggregate intrinsic value
		US$		US$
Outstanding as at April 1, 2011	532,188	7.76
Granted	47,000	13.14
Exercised	39,750	5.26
Forfeited	23,000	6.67

Outstanding as at March 31, 2012	516,438	8.48	6.9	4,069,339

Exercisable as at March 31, 2012	275,063	11.42	5.7	1,965,177

The total grant date fair value of stock options vested during the year ended March 31, 2010, 2011 and 2012 was US$652,911, US$740,930 and US$873,798 respectively.

The weighted-average grant-date fair value of options granted during the year ended March 31, 2010, 2011 and 2012 was US$3.34, US$15.37 and US$12.86, for each option, respectively. The total intrinsic value of the options exercised during the year ended March 31, 2012 was US$670,998. There were no stock options exercised during the years ended March 31, 2010 and 2011.

Cash received from option exercises under the 2006 Stock Option Plan for the year ended March 31, 2012 was US$209,133.

As of March 31, 2012, there was US$1,670,758 of total unrecognized option cost related to non-vested stock options granted under the plan. That cost is expected to be recognized over a weighted-average period of 2.8 years. To the extent the forfeiture rate is different from what we have anticipated, stock-based compensation related to these awards will be different from our expectations.

The fair value of each option is estimated on the date of grant using the Black-Scholes model with the following assumptions:

	Years ended March 31,
	2010	2011	2012
Dividend yield	0%	0%	0%
Expected term	7 - 9 years	5.5 - 7 years	5.5 – 7 years
Risk free interest rates	2.83% - 3.81%	2.04% - 2.77%	1.23% - 2.84%
Expected volatility	70.87% - 75.5%	75.88% - 77.61%	78.36% - 81.98%

Expected volatilities are based on the historical volatility of the Company’s stock. The expected term of stock options granted under the Plans is based on historical exercise patterns, which the Company believes are representative of future behavior. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Total stock-based compensation cost recognized under the various employee stock option plans were US$833,214, US$559,157 and US$787,874 for the year ended March 31, 2010, 2011 and 2012 respectively. The compensation cost has been allocated to cost of revenues and operating expenses as follows:

	Year ended March 31,
	2010	2011	2012
	US$	US$	US$
Cost of revenues	102,635	78,559	60,224
Sales and marketing	327,758	161,506	138,930
Product development	213,337	187,378	385,737
General and administrative	189,484	131,714	202,983